Parent Company, Other shareholders, Associates and Other Related Parties Balances and Tansactions - Schedule of Outstanding Balances Between the Group and the Related Party Tansactions and Balances (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Other receivables	$ 441,100	$ 390,394
Accounts payable	(393,664)	(432,510)
InterCement Brasil S.A. [member]
Disclosure of transactions between related parties [line items]
Accounts payable	(99,417)	(132,991)
InterCement Trading e Inversiones S.A. [member]
Disclosure of transactions between related parties [line items]
Other receivables	264,158	320,910
Accounts payable	(21,772)	(29,065)
Intercement Participações S.A.[member]
Disclosure of transactions between related parties [line items]
Other receivables	176,942	69,484
Accounts payable	$ (272,475)	$ (270,454)